Supplemental Guarantor Information Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 263.7	$ 37.6	$ 344.5	$ 188.1
Accounts receivable, net	2,168.6	2,017.4
Merchandise inventory	452.0	393.1
Miscellaneous receivables	234.9	198.4
Prepaid expenses and other	118.9	144.3
Total current assets	3,238.1	2,790.8
Property and equipment, net	163.7	175.4
Goodwill	2,455.0	2,500.4	2,217.6
Other intangible assets, net	1,055.6	1,276.4
Other assets	36.0	12.3
Investment in and advances to subsidiaries	0.0	0.0
Total Assets	6,948.4	6,755.3
Current liabilities:
Accounts payable-trade	1,072.9	866.5
Accounts payable-inventory financing	580.4	439.6
Current maturities of long-term debt	18.5	27.2
Deferred revenue	172.6	151.9
Accrued expenses	436.3	402.1
Total current liabilities	2,280.7	1,887.3
Debt	3,215.9	3,232.5
Deferred income taxes	369.2	469.6
Other liabilities	37.1	70.0
Total long-term liabilities	3,622.2	3,772.1
Total stockholders’ equity	1,045.5	1,095.9	936.5	711.7
Total Liabilities and Stockholders’ Equity	6,948.4	6,755.3
Reportable Legal Entities | Parent Guarantor
Current assets:
Cash and cash equivalents	0.0	0.0	0.0	0.0
Accounts receivable, net	0.0	0.0
Merchandise inventory	0.0	0.0
Miscellaneous receivables	0.0	0.0
Prepaid expenses and other	0.0	0.0
Total current assets	0.0	0.0
Property and equipment, net	0.0	0.0
Goodwill	0.0	0.0
Other intangible assets, net	0.0	0.0
Other assets	3.2	3.8
Investment in and advances to subsidiaries	1,042.3	1,092.1
Total Assets	1,045.5	1,095.9
Current liabilities:
Accounts payable-trade	0.0	0.0
Accounts payable-inventory financing	0.0	0.0
Current maturities of long-term debt	0.0	0.0
Deferred revenue	0.0	0.0
Accrued expenses	0.0	0.0
Total current liabilities	0.0	0.0
Debt	0.0	0.0
Deferred income taxes	0.0	0.0
Other liabilities	0.0	0.0
Total long-term liabilities	0.0	0.0
Total stockholders’ equity	1,045.5	1,095.9
Total Liabilities and Stockholders’ Equity	1,045.5	1,095.9
Reportable Legal Entities | Subsidiary Issuer
Current assets:
Cash and cash equivalents	222.7	45.1	346.4	196.5
Accounts receivable, net	0.0	0.0
Merchandise inventory	0.0	0.0
Miscellaneous receivables	92.6	83.7
Prepaid expenses and other	14.3	13.0
Total current assets	329.6	141.8
Property and equipment, net	105.6	110.0
Goodwill	751.8	751.8
Other intangible assets, net	291.5	306.0
Other assets	19.4	17.3
Investment in and advances to subsidiaries	3,026.5	3,302.0
Total Assets	4,524.4	4,628.9
Current liabilities:
Accounts payable-trade	25.9	31.0
Accounts payable-inventory financing	1.2	0.0
Current maturities of long-term debt	14.9	15.4
Deferred revenue	0.0	0.0
Accrued expenses	173.9	156.0
Total current liabilities	215.9	202.4
Debt	3,136.3	3,156.5
Deferred income taxes	99.1	117.3
Other liabilities	30.8	60.7
Total long-term liabilities	3,266.2	3,334.5
Total stockholders’ equity	1,042.3	1,092.0
Total Liabilities and Stockholders’ Equity	4,524.4	4,628.9
Reportable Legal Entities | Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	3.1	0.0	0.0	0.0
Accounts receivable, net	1,904.9	1,788.6
Merchandise inventory	390.6	340.3
Miscellaneous receivables	130.1	90.1
Prepaid expenses and other	69.0	50.4
Total current assets	2,497.7	2,269.4
Property and equipment, net	49.3	54.1
Goodwill	1,439.0	1,439.0
Other intangible assets, net	565.1	704.9
Other assets	248.2	263.0
Investment in and advances to subsidiaries	0.0	0.0
Total Assets	4,799.3	4,730.4
Current liabilities:
Accounts payable-trade	895.3	727.4
Accounts payable-inventory financing	559.5	428.4
Current maturities of long-term debt	3.6	0.0
Deferred revenue	100.8	77.4
Accrued expenses	214.8	190.9
Total current liabilities	1,774.0	1,424.1
Debt	12.1	0.0
Deferred income taxes	205.4	272.8
Other liabilities	3.6	2.9
Total long-term liabilities	221.1	275.7
Total stockholders’ equity	2,804.2	3,030.6
Total Liabilities and Stockholders’ Equity	4,799.3	4,730.4
Reportable Legal Entities | Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	37.9	31.9	24.6	14.0
Accounts receivable, net	263.7	228.8
Merchandise inventory	61.4	52.8
Miscellaneous receivables	12.2	24.6
Prepaid expenses and other	35.6	84.0
Total current assets	410.8	422.1
Property and equipment, net	8.8	11.3
Goodwill	264.2	309.6
Other intangible assets, net	199.0	265.5
Other assets	1.5	3.0
Investment in and advances to subsidiaries	0.0	0.0
Total Assets	884.3	1,011.5
Current liabilities:
Accounts payable-trade	151.7	147.5
Accounts payable-inventory financing	19.7	11.4
Current maturities of long-term debt	0.0	11.8
Deferred revenue	71.8	74.5
Accrued expenses	47.7	58.6
Total current liabilities	290.9	303.8
Debt	67.5	76.0
Deferred income taxes	67.9	83.4
Other liabilities	235.7	276.8
Total long-term liabilities	371.1	436.2
Total stockholders’ equity	222.3	271.5
Total Liabilities and Stockholders’ Equity	884.3	1,011.5
Reportable Legal Entities | Co-Issuer
Current assets:
Cash and cash equivalents	0.0	0.0	0.0	0.0
Accounts receivable, net	0.0	0.0
Merchandise inventory	0.0	0.0
Miscellaneous receivables	0.0	0.0
Prepaid expenses and other	0.0	0.0
Total current assets	0.0	0.0
Property and equipment, net	0.0	0.0
Goodwill	0.0	0.0
Other intangible assets, net	0.0	0.0
Other assets	0.0	0.0
Investment in and advances to subsidiaries	0.0	0.0
Total Assets	0.0	0.0
Current liabilities:
Accounts payable-trade	0.0	0.0
Accounts payable-inventory financing	0.0	0.0
Current maturities of long-term debt	0.0	0.0
Deferred revenue	0.0	0.0
Accrued expenses	0.0	0.0
Total current liabilities	0.0	0.0
Debt	0.0	0.0
Deferred income taxes	0.0	0.0
Other liabilities	0.0	0.0
Total long-term liabilities	0.0	0.0
Total stockholders’ equity	0.0	0.0
Total Liabilities and Stockholders’ Equity	0.0	0.0
Consolidating Adjustments
Current assets:
Cash and cash equivalents	0.0	(39.4)	$ (26.5)	$ (22.4)
Accounts receivable, net	0.0	0.0
Merchandise inventory	0.0	0.0
Miscellaneous receivables	0.0	0.0
Prepaid expenses and other	0.0	(3.1)
Total current assets	0.0	(42.5)
Property and equipment, net	0.0	0.0
Goodwill	0.0	0.0
Other intangible assets, net	0.0	0.0
Other assets	(236.3)	(274.8)
Investment in and advances to subsidiaries	(4,068.8)	(4,394.1)
Total Assets	(4,305.1)	(4,711.4)
Current liabilities:
Accounts payable-trade	0.0	(39.4)
Accounts payable-inventory financing	0.0	(0.2)
Current maturities of long-term debt	0.0	0.0
Deferred revenue	0.0	0.0
Accrued expenses	(0.1)	(3.4)
Total current liabilities	(0.1)	(43.0)
Debt	0.0	0.0
Deferred income taxes	(3.2)	(3.9)
Other liabilities	(233.0)	(270.4)
Total long-term liabilities	(236.2)	(274.3)
Total stockholders’ equity	(4,068.8)	(4,394.1)
Total Liabilities and Stockholders’ Equity	$ (4,305.1)	$ (4,711.4)